Acquisition and sale of businesses and purchase of non-controlling interests (Tables)	12 Months Ended
Jun. 30, 2020
Business Combinations1 [Abstract]
Schedule of fair value of net assets acquired and cash consideration paid in business combination
Fair value of net assets acquired and cash consideration paid in respect of the acquisition of businesses and the purchase of shares of non-controlling interests in the three years ended 30 June 2020 were as follows:

	Net assets acquired and consideration
	2020 £ million	2019 £ million	2018 £ million
Brands and other intangibles	102	25	478
Inventories	2	—	4
Other working capital	(3)	(2)	2
Deferred tax	(19)	(5)	—
Cash	2	—	6
Fair value of assets and liabilities	84	18	490
Goodwill arising on acquisition	8	10	249
Step acquisitions	(23)	(7)	—
Consideration payable	69	21	739
Satisfied by:
Cash consideration paid	(27)	(6)	(555)
Contingent consideration payable	(42)	(15)	(184)
	(69)	(21)	(739)

Cash consideration paid for subsidiaries	(27)	(6)	(6)
Cash consideration paid for Casamigos	(49)	(9)	(549)
Cash consideration paid in respect of other prior year acquisitions	(9)	(9)	(22)
Cash consideration paid for investments in associates	(6)	(15)	(12)
Capital injection in associates	(41)	(17)	(11)
Cash acquired	2	—	6
Net cash outflow on acquisition of businesses	(130)	(56)	(594)
Purchase of shares of non-controlling interests	(62)	(784)	—
Total net cash outflow	(192)	(840)	(594)

Schedule of cash consideration received and net assets disposed of in sale of Businesses and brands
Cash consideration received and net assets disposed of in respect of sale of businesses in the two years ended 30 June 2020:

	UNB	Other	Total	2019
	£ million	£ million	£ million	£ million
Sale consideration
Cash received in year	10	1	11	438
Transaction and other directly attributable costs paid	—	—	—	(12)
Net cash received	10	1	11	426
Transaction costs payable	(1)	—	(1)	(4)
	9	1	10	422
Net assets disposed of
Brands	—	—	—	(230)
Goodwill	—	—	—	(12)
Property, plant and equipment	—	(1)	(1)	(6)
Investment in associates	—	(1)	(1)	(3)
Assets and liabilities held for sale	(30)	—	(30)	—
Inventories	—	—	—	(18)
	(30)	(2)	(32)	(269)
Impairment charge recognised up until the date of sale	(7)	—	(7)	—
Exchange recycled from other comprehensive income	(4)	—	(4)	—
(Loss)/gain on disposal before taxation	(32)	(1)	(33)	153
Taxation	—	—	—	(33)
(Loss)/gain on disposal after taxation	(32)	(1)	(33)	120